Investment Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Minimum percentage ownership of limited partnership investments included in non-marketable equity investments	3.00%
Debt instrument maturity period, days	91 days
Gross realized investment gains	$ 8.9	$ 40.4	$ 53.9
OTTI amounts recognized in earnings	$ 0.7	$ 0.2	$ 8.2